Related Party Transactions - Summary of Significant Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Operating Revenue	₩ 41,925	₩ 296,186	₩ 18,765
Purchases	54,222	37,774	18,499
K-Realty CR-REITs No.1 [member]
Disclosure of transactions between related parties [line items]
Operating Revenue		238,847	2,298
Purchases		1,308
Others [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	11,964	28,092	809
Purchases	37,742	21,302	10,272
K Bank [member]
Disclosure of transactions between related parties [line items]
Operating Revenue	29,536	24,247	15,658
Purchases	11,007	15,164	₩ 8,227
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue		5,000
Purchases		₩ 0
Hyundai Robotics Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	94
Purchases	3,799
Digital Pharm Co., Ltd [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	1
K-Realty 11th Real Estate Investment Trust Company [Member]
Disclosure of transactions between related parties [line items]
Operating Revenue	330
Purchases	₩ 1,674